Earnings per Share	12 Months Ended
Dec. 31, 2013
Earnings per Share

Note 8—Earnings per Share

In computing EPS, the reported share and per share amounts for the year ended December 31, 2011 have been retrospectively restated to reflect the Restructuring that occurred on March 30, 2011. The following reflects the income and the share data used in the basic and diluted EPS computations:

	Years Ended December 31,
	2013	2012	2011
	(in thousands, except per share amounts)
Numerator:
Net income (loss), basic and diluted	$25,502	$33,989	$(2,903)
Denominator:
Weighted-average number of common shares outstanding, basic	216,964	216,901	195,448
Effect of share-based compensation awards	457	2	—

Weighted-average number of common shares outstanding, diluted	217,421	216,903	195,448
Earnings (loss) per share:
Basic	$0.12	$0.16	$(0.01)
Diluted	$0.12	$0.16	$(0.01)

The following table presents the share effects of share-based compensation awards excluded from our computations of diluted EPS as their effect would have been anti-dilutive for the periods presented:

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Share-based compensation awards	5,817	4,263	2,789